ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7:-ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2018	2019

Accrued expenses	$32,634	$53,738
Hedging transaction liability	2,596	696
Uncertain tax positions	334	2,030

	$35,564	$56,464